Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
OTHER CURRENT ASSETS
As of December 31, 2019 and 2018, the following table provides a reconciliation of the other current assets within the Consolidated Balance Sheets:

(in thousands of $)	2019	2018
Trade accounts receivable, net	5,425	—
Accrued income	2,534	2,024
Prepaid expenses	2,788	518
Other receivables	1,044	151
Total other current assets	11,791	2,693

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $0.0 million as of December 31, 2019 and 2018.